N-4	Jul. 07, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	DELAWARE LIFE VARIABLE ACCOUNT F
Entity Central Index Key	0000853285
Entity Investment Company Type	N-4
Document Period End Date	Jul. 07, 2023
Amendment Flag	false
Fees and Costs of Benefit [Text Block]
DELAWARE LIFE ACCELERATOR PRIME
®
VARIABLE ANNUITY
An individual flexible payment variable annuity
Issued by
Delaware Life Insurance Company
Supplement dated July 7, 2023
to the Prospectus dated May 1, 2023 and
the Initial Summary Prospectus dated
May 1, 2023
This Rate Sheet Prospectus Supplement (the “
Supplement
” or “
Rate Sheet Supplement
”) provides certain information contained in the Delaware Life Accelerator Prime
®
Variable Annuity Prospectus dated May 1, 2023, as Supplemented (the “
Prospectus
”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.
This Supplement replaces and supersedes any previously issued Rate Sheet Supplement(s) and must be accompanied by the Prospectus. This Supplement should be read and retained with the Prospectus.
We are issuing this Supplement to provide: (1)
 For the GLWBs
, the current Lifetime Withdrawal Percentages (the “LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths, Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB and Flex Income Control GLWB only) and the Termination Lockout Period; (2)
 For the GMAB
, the current Terms, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB; (3)
 For the GMPB
, the current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB Fee, if you elect a GMPB; and (4)
 For the HAV and ROP Death Benefits,
the current HAV Fee Rate and ROP Fee Rate.
These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a
Step-Up
as described in the
Step-Up
Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB or the Flex Income Control GLWB, after the GLWB Fee Rate Lock Period.) At the time of a
Step-Up
or GLWB Fee increase after GLWB Fee Rate Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).
If you would like another copy of the current Prospectus, including any historical rates and fees, you may obtain one by visiting http://connect.rightprospectus.com/DelawareLife/TAHD/246115208 or by calling us at
(800) 374-3714.
The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File
No. 333-238865.
The GLWB, GMPB, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between July
7
, 2023 and September 10, 2023.
LW%
The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.
LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.60%	3.00%
60-64	4.00%	3.40%
65-69	5.20%	4.60%
70-74	5.40%	4.80%
75-79	5.60%	5.00%
80-84	5.80%	5.20%
85+	5.80%	5.20%
LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	4.00%	3.40%
60-64	4.80%	4.20%
65-69	6.00%	5.40%
70-74	6.20%	5.60%
75-79	6.40%	5.80%
80-84	6.60%	6.00%
85+	6.60%	6.00%

*	If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint GLWB Covered Person.”
LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)
The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e.
B-A

Where:

	A	=	The Adjustment Base Rate

	B	=	The Adjustment Election Rate

To determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages effective on the Issue Date.

B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%
BR%
On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. The Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control GLWB is 7.25%.
BONUS PERIOD LENGTHS
We currently offer a
ten-year
Bonus Period.
ELECTION LOCKOUT PERIOD
If you elect and activate the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot elect either GLWB for a period of one year from the Issue Date.

GLWB FEE
The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the annual GLWB Fee Rate (divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate is currently 1.35% (0.3375% quarterly) for all GLWB riders. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a
Step-Up,
or after the GLWB Fee Rate Lock Period.
GLWB FEE RATE LOCK PERIOD
If you elect and activate the Flex Income Boost GLWB or Flex Income Control GLWB, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.
GMPB TERMS
We currently offer a
ten-year
Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7 GMPB.
GMPB BUFFER FACTOR
The current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7 GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
GMPB CANCELLATION THRESHOLDS
The current GMPB Cancellation Thresholds are:

	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%
GMPB FEE
The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee Rate is currently 0.55% (0.1375% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
The annual GMPB Fee Rate will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375% quarterly) for the successive Term.
GMPB PURCHASE PAYMENT WINDOW
The current GMPB Purchase Payment Window is 90 days from the Issue Date.
GMAB TERMS
We currently offer a
ten-year
Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.

GMAB FACTORS
The GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.
GMAB Subsequent Purchase Payment Adjustment Factors
The current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:
Armor Ten GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%
Armor Seven GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%
GMAB FEE
The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB Fee Rate is currently 0.80% (0.20% quarterly) for the Armor Seven GMAB and the Armor Ten GMAB.
The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375% quarterly) for successive Terms.

HAV FEE
The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is 0.30% (0.075% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently 2.00% (0.50% quarterly)
ROP FEE
The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is 0.10% (0.025% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently 2.00% (0.50% quarterly)
TERMINATION LOCKOUT PERIOD
You may not terminate your GLWB for a five-year period from the Issue Date or the Election Date.
If you have any questions regarding this Supplement, please call the Service Center toll-free at (800)
374-3714
or write to us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail - Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800)
883-9165.

Flex Income Boost GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Armor Flex 10 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Armor Flex 7 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Armor Flex 7 Armor Flex 10 Guaranteed Market Protection Benefit GMPB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Armor 10 GMAB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Highest Anniversary Value HAV Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Return of Premium ROP Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%